Annual Fund Operating Expenses - NEOS MSCI EAFE High Income ETF [Member]	Sep. 09, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.07%	[2]
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	(0.07%)	[3]
Net Expenses (as a percentage of Assets)	0.68%
Fee Waiver or Reimbursement over Assets, Date of Termination	September 10, 2026

[1]	Other Expenses are estimated for the Fund’s initial fiscal year.
[2]	Acquired Fund Fees and Expenses (“AFFE”), which are estimated for the Fund’s initial fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that AFFE and total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 0.68% through September 10, 2026. This expense cap may not be terminated prior to this date except by the Board. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment.